Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity File Number	001-38761
Entity Registrant Name	LEGACY HOUSING CORPORATION
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	20-2897516
Entity Address, Address Line One	1600 Airport Freeway
Entity Address, Adress Line Two	#100
Entity Address, City or Town	Bedford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76022
City Area Code	817
Local Phone Number	799-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.001 par value)
Trading Symbol	LEGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001436208
Amendment Flag	false